CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

13.	CONTINGENCIES

The Company from time to time may be involved with disputes, claims and litigation related to the conduct of its business. The Company had $455,447 in claims from certain trade vendors for non-payment, of which $446,783 have been accrued as of June 30, 2024. The Company plans to continue engaging with these claimants faithfully and is working on potential settlements for all outstanding claims.

14. CONTINGENCIES

The Company from time to time may be involved with disputes, claims and litigation related to the conduct of its business. The Company currently has $473,818 in claims from certain trade vendors for non-payment, of which $443,614 have been accrued as of September 30, 2023. The Company plans to continue engaging with these claimants faithfully and is working on potentially settlements for all outstanding claims.